Fair Value Measurements (Details) - Schedule of Changes Level 3 Fair Value Liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of changes Level 3 fair value liabilities [Abstract]
Fair Value at January 1, 2021	$ 0
Initial fair value of public and private warrants	27,004,700
Change in fair value	(1,668,591)
Transfer of public warrants to Level 1	(15,007,500)
Fair Value at June 30, 2021	$ 10,328,609